UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-07774

                          Scudder Investment Portfolios
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                               as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------


Scudder US Bond Index Portfolio

                                                                                  Principal
                                                                                 Amount ($)      Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Corporate Bonds 19.7%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 1.9%
Albertson's, Inc.:
    7.25%, 5/1/2013 (a)                                                            25,000       24,004
    7.5%, 2/15/2011 (a)                                                            50,000       49,100
Comcast Cable Communications Holdings, Inc.:
    6.2%, 11/15/2008                                                              100,000      103,852
    6.875%, 6/15/2009                                                              60,000       63,967
    8.375%, 3/15/2013                                                              90,000      106,485
Comcast Corp., 5.85%, 1/15/2010                                                    25,000       25,842
Cox Communications, Inc., 7.875%, 8/15/2009                                        50,000       54,853
DaimlerChrysler NA Holding Corp.:
    7.2%, 9/1/2009                                                                150,000      160,026
    8.0%, 6/15/2010                                                               150,000      166,095
Federated Department Stores, Inc., 7.45%, 7/15/2017                               300,000      343,442
Fred Meyer, Inc., 7.45%, 3/1/2008                                                  50,000       52,716
Gannett Co., Inc., 6.375%, 4/1/2012                                                50,000       54,028
Gillette Co., 2.5%, 6/1/2008                                                       50,000       47,558
Hilton Hotels Corp., 7.625%, 5/15/2008                                             50,000       53,150
Home Depot, Inc., 4.625%, 8/15/2010                                               100,000       99,972
Kimberly-Clark Corp., 5.625%, 2/15/2012                                            50,000       52,472
Knight-Ridder, Inc., 5.75%, 9/1/2017                                               25,000       24,722
News America Holdings, Inc., 9.25%, 2/1/2013                                      100,000      123,512
News America, Inc., 5.3%, 12/15/2014                                               25,000       24,946
Northwest Airlines Corp., 8.072%, 4/1/2021                                         21,581       21,655
R.R. Donnelley & Sons Co., 144A, 5.5%, 5/15/2015                                   25,000       24,760
Target Corp., 5.875%, 3/1/2012                                                    200,000      211,763
TCI Communications, Inc., 7.125%, 2/15/2028                                       100,000      111,229
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008                                 100,000      106,233
Time Warner, Inc.:
    6.625%, 5/15/2029 (a)                                                          10,000       10,460
    6.75%, 4/15/2011                                                              150,000      161,088
    6.875%, 5/1/2012                                                              100,000      109,289
    6.95%, 1/15/2028                                                               30,000       32,507
    7.7%, 5/1/2032                                                                 25,000       29,598
Viacom, Inc., 7.7%, 7/30/2010                                                     200,000      221,231
Walt Disney Co.:
    6.2%, 6/20/2014                                                                75,000       80,666
    6.375%, 3/1/2012                                                               50,000       53,707
                                                                                            ----------
                                                                                             2,804,928

Consumer Staples 1.5%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014 (a)                              100,000      101,144
Bottling Group LLC, 5.0%, 11/15/2013 (a)                                           50,000       50,764
Campbell Soup Co., 5.5%, 3/15/2007 (a)                                             20,000       20,253
Coca-Cola Co., 5.75%, 3/15/2011 (a)                                                25,000       26,176
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022                                       250,000      329,117
ConAgra Foods, Inc., 7.125%, 10/1/2026                                            100,000      111,290
Coors Brewing Co., 6.375%, 5/15/2012                                               10,000       10,595
CVS Corp., 4.0%, 9/15/2009                                                        100,000       97,221
Fortune Brands, Inc., 4.875%, 12/1/2013                                            50,000       49,058
General Mills, Inc.:
    5.125%, 2/15/2007                                                              10,000       10,052
    6.0%, 2/15/2012                                                                48,000       50,839
H.J. Heinz Finance Co.:
    6.0%, 3/15/2012                                                                25,000       26,336
    6.625%, 7/15/2011                                                              25,000       26,974
Kellogg Co., 6.6%, 4/1/2011                                                        50,000       54,172
Kraft Foods, Inc.:
    4.0%, 10/1/2008                                                               100,000       98,149
    5.25%, 6/1/2007                                                                20,000       20,204
    5.625%, 11/1/2011                                                              50,000       51,661
    6.25%, 6/1/2012                                                                40,000       42,712
Kroger Co.:
    7.5%, 4/1/2031 (a)                                                             50,000       55,848
    7.8%, 8/15/2007                                                                50,000       52,536
McDonald's Corp., 8.875%, 4/1/2011                                                300,000      360,297
Procter & Gamble Co., 6.875%, 9/15/2009                                           200,000      216,623
Safeway, Inc.:
    6.5%, 11/15/2008                                                               90,000       93,691
    6.5%, 3/1/2011                                                                 80,000       83,449
Unilever Capital Corp., 7.125%, 11/1/2010                                          50,000       55,309
Wal-Mart Stores, Inc.:
    4.375%, 7/12/2007                                                              20,000       19,981
    6.875%, 8/10/2009                                                             100,000      107,705
                                                                                            ----------
                                                                                             2,222,156

Energy 1.3%
Alabama Power Co.:
    5.5%, 10/15/2017                                                              100,000      103,307
    5.7%, 2/15/2033                                                                50,000       51,481
Amoco Co., 6.5%, 8/1/2007                                                         250,000      258,235
Anadarko Petroleum Corp., 7.5%, 10/15/2026                                         60,000       71,805
Burlington Resources, Inc., 7.375%, 3/1/2029                                       50,000       60,895
ChevronTexaco Capital Co., 3.5%, 9/17/2007                                         20,000       19,646
Conoco Funding Co., 6.35%, 10/15/2011                                             225,000      244,023
Conoco, Inc., 6.95%, 4/15/2029                                                    150,000      182,593
Devon Financing Corp., 6.875%, 9/30/2011                                          100,000      109,922
Duke Capital Corp., 7.5%, 10/1/2009                                               150,000      163,746
Duke Energy Field Services Corp., 8.125%, 8/16/2030                                25,000       32,405
Enterprise Products Operating LP:
    Series B, 5.6%, 10/15/2014                                                     50,000       49,824
    Series B, 6.875%, 3/1/2033                                                     25,000       26,389
Exelon Generation Co. LLC, 6.95%, 6/15/2011                                        25,000       27,266
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011                                 60,000       64,717
Marathon Oil Corp., 5.375%, 6/1/2007                                               50,000       50,544
MidAmerican Energy Holdings Co.:
    3.5%, 5/15/2008                                                                75,000       72,437
    5.875%, 10/1/2012                                                              25,000       26,085
Occidental Petroleum Corp., 7.375%, 11/15/2008                                    100,000      108,049
Phillips Petroleum Co., 8.75%, 5/25/2010                                           50,000       58,461
PPL Energy Supply LLC, 6.4%, 11/1/2011                                             25,000       26,842
Valero Energy Corp.:
    6.125%, 4/15/2007 (a)                                                          25,000       25,513
    6.875%, 4/15/2012                                                              50,000       54,903
XTO Energy, Inc., 5.3%, 6/30/2015                                                  50,000       49,989
                                                                                            ----------
                                                                                             1,939,077

Financials 9.5%
ABN Amro Bank NV, 7.125%, 6/18/2007                                               540,000      561,882
Allstate Corp.:
    5.35%, 6/1/2033                                                                50,000       46,719
    7.2%, 12/1/2009                                                               100,000      108,815
American Express Credit Corp., 3.0%, 5/16/2008                                     50,000       48,168
American General Finance Corp.:
    Series I, 3.875%, 10/1/2009                                                   200,000      192,867
    Series H, 5.375%, 10/1/2012                                                    75,000       75,842
    Series G, 5.75%, 3/15/2007                                                     75,000       76,037
American International Group, Inc.:
    2.875%, 5/15/2008                                                              50,000       47,743
    4.25%, 5/15/2013                                                              100,000       95,480
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015                           75,000       74,636
Assurant, Inc., 5.625%, 2/15/2014                                                  25,000       25,374
Avalonbay Communities, 6.125%, 11/1/2012                                           30,000       31,545
AXA Financial, Inc., 7.75%, 8/1/2010                                              100,000      111,855
Bank of America Corp.:
    4.875%, 1/15/2013                                                             200,000      199,297
    5.125%, 11/15/2014                                                            100,000      101,110
    5.375%, 6/15/2014                                                              50,000       51,506
    5.875%, 2/15/2009                                                              50,000       51,841
    6.625%, 8/1/2007                                                              100,000      103,569
    7.8%, 2/15/2010                                                               200,000      223,219
Bank of New York Co., Inc.:
    5.2%, 7/1/2007                                                                 25,000       25,257
    7.3%, 12/1/2009                                                                65,000       71,229
Bank One Corp.:
    5.5%, 3/26/2007                                                                20,000       20,258
    7.625%, 10/15/2026                                                            100,000      122,549
    7.875%, 8/1/2010                                                               50,000       56,477
Bear Stearns Companies, Inc.:
    4.0%, 1/31/2008                                                               150,000      147,925
    5.7%, 11/15/2014                                                              150,000      156,693
Boeing Capital Corp.:
    5.75%, 2/15/2007 (a)                                                          100,000      101,540
    6.1%, 3/1/2011 (a)                                                            110,000      116,831
    6.35%, 11/15/2007                                                              50,000       51,708
Boston Properties, Inc., 6.25%, 1/15/2013                                          50,000       52,987
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015 (a)               25,000       24,631
Charter One Bank Financial, Inc., 6.375%, 5/15/2012                                10,000       10,848
Chubb Corp., 6.0%, 11/15/2011                                                      10,000       10,564
CIT Group, Inc.:
    3.875%, 11/3/2008                                                             125,000      121,842
    7.75%, 4/2/2012                                                               100,000      114,633
Citigroup, Inc.:
    5.0%, 9/15/2014                                                               150,000      149,190
    5.875%, 2/22/2033                                                             100,000      102,685
    6.0%, 10/31/2033                                                              200,000      208,630
    6.5%, 1/18/2011                                                               150,000      161,724
    6.625%, 6/15/2032                                                              50,000       56,373
    7.25%, 10/1/2010                                                               50,000       55,353
    8.625%, 2/1/2007                                                              200,000      210,208
Countrywide Home Loans, Inc.:
    4.0%, 3/22/2011                                                               100,000       94,999
    4.125%, 9/15/2009                                                             100,000       97,115
Donaldson, Lufkin & Jenrette, Inc.:
    4.875%, 1/15/2015                                                             150,000      147,080
    5.125%, 1/15/2014 (a)                                                         100,000      100,491
    5.125%, 8/15/2015                                                              25,000       24,910
    6.125%, 11/15/2011                                                            100,000      106,240
    6.5%, 1/15/2012                                                               100,000      108,283
EOP Operating LP:
    7.0%, 7/15/2011                                                               100,000      109,118
    7.75%, 11/15/2007                                                              45,000       47,639
ERP Operating LP, 6.625%, 3/15/2012                                               125,000      135,281
First Chicago NBD Corp., 7.125%, 5/15/2007                                        200,000      207,388
FleetBoston Financial Corp.:
    6.875%, 1/15/2028                                                              45,000       52,147
    7.375%, 12/1/2009 (a)                                                          65,000       71,398
Ford Motor Credit Co.:
    7.0%, 10/1/2013 (a)                                                           100,000       92,736
    7.25%, 10/25/2011                                                             100,000       94,918
    7.375%, 10/28/2009                                                            150,000      144,892
Fund American Co., Inc., 5.875%, 5/15/2013                                         50,000       50,009
General Electric Capital Corp.:
    4.625%, 9/15/2009 (a)                                                          63,000       62,939
    Series A, 5.0%, 2/15/2007 (a)                                                  40,000       40,289
    Series A, 5.375%, 3/15/2007                                                   200,000      202,535
    5.45%, 1/15/2013                                                              200,000      207,049
    6.0%, 6/15/2012                                                               400,000      425,770
    6.75%, 3/15/2032                                                               50,000       58,811
    6.875%, 11/15/2010 (a)                                                         50,000       54,588
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013 (a)                     50,000       48,406
HSBC Bank USA, 4.625%, 4/1/2014                                                    50,000       48,530
HSBC Finance Corp.:
    4.75%, 7/15/2013                                                              100,000       97,603
    5.0%, 6/30/2015                                                                50,000       49,174
    5.875%, 2/1/2009                                                              100,000      103,199
    6.375%, 10/15/2011                                                             50,000       53,482
    6.4%, 6/17/2008                                                               100,000      104,312
    6.75%, 5/15/2011                                                               25,000       27,191
    7.0%, 5/15/2012                                                               100,000      110,668
    8.0%, 7/15/2010                                                               150,000      169,257
International Lease Finance Corp.:
    3.5%, 4/1/2009                                                                 25,000       23,836
    5.625%, 6/1/2007 (a)                                                           10,000       10,142
iStar Financial, Inc., 5.15%, 3/1/2012                                             75,000       73,257
John Deere Capital Corp.:
    6.0%, 2/15/2009                                                                35,000       36,229
    7.0%, 3/15/2012                                                               100,000      111,592
John Hancock Financial Services, Inc., 5.625%, 12/1/2008                           25,000       25,693
JPMorgan Chase & Co.:
    6.375%, 4/1/2008                                                              100,000      104,034
    6.75%, 2/1/2011                                                               100,000      108,208
    7.125%, 6/15/2009                                                             300,000      323,477
KFW International Finance, Inc., 7.0%, 3/1/2013                                   275,000      314,141
Lehman Brothers Holdings, Inc.:
    3.5%, 8/7/2008                                                                 50,000       48,491
    4.0%, 1/22/2008                                                                50,000       49,325
    Series G, 4.8%, 3/13/2014                                                     100,000       98,240
    7.0%, 2/1/2008                                                                 50,000       52,489
    8.25%, 6/15/2007                                                               50,000       52,831
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014                                50,000       48,349
Marshall & Ilsley Corp., 4.375%, 8/1/2009                                          50,000       49,433
MBIA, Inc., 9.375%, 2/15/2011                                                     125,000      151,323
MBNA America Bank NA, 4.625%, 8/3/2009                                             50,000       49,896
Merrill Lynch & Co., Inc.:
    5.0%, 2/3/2014                                                                 25,000       24,864
    Series C, 5.0%, 1/15/2015                                                      25,000       24,864
    6.0%, 2/17/2009                                                               250,000      260,058
MetLife, Inc.:
    5.0%, 6/15/2015                                                               100,000       98,710
    6.125%, 12/1/2011                                                              25,000       26,578
Morgan Stanley, 4.75%, 4/1/2014                                                   325,000      313,549
Morgan Stanley Dean Witter & Co.:
    5.3%, 3/1/2013                                                                100,000      100,996
    6.6%, 4/1/2012                                                                 50,000       54,169
National Rural Utilities Cooperative Finance Corp., 5.75%,                        100,000      103,143
    11/1/2008
Nationwide Financial Services, 5.9%, 7/1/2012                                      25,000       26,147
PNC Funding Corp., 6.875%, 7/15/2007                                              300,000      311,511
Principal Life Income Fundings, 5.1%, 4/15/2014 (a)                                25,000       25,216
ProLogis:
    5.5%, 3/1/2013                                                                 20,000       20,424
    7.1%, 4/15/2008                                                                10,000       10,534
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011                       25,000       24,033
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014                             100,000      100,079
Sanwa Bank Ltd., 7.4%, 6/15/2011                                                   10,000       11,088
Simon Property Group LP, 6.35%, 8/28/2012                                         100,000      106,639
SLM Corp.:
    4.0%, 1/15/2009                                                               150,000      147,340
    Series A, 5.0%, 10/1/2013                                                     100,000      100,129
Swiss Bank Corp., 7.0%, 10/15/2015                                                100,000      116,028
The Goldman Sachs Group, Inc.:
    5.125%, 1/15/2015                                                              50,000       49,845
    5.15%, 1/15/2014                                                              100,000      100,134
    5.25%, 4/1/2013                                                               150,000      151,479
    5.5%, 11/15/2014                                                              200,000      205,155
    6.6%, 1/15/2012                                                                50,000       54,203
    6.65%, 5/15/2009                                                               15,000       15,923
    6.875%, 1/15/2011                                                             100,000      108,839
    7.35%, 10/1/2009                                                               50,000       54,559
Toyota Motor Credit Corp.:
    5.5%, 12/15/2008                                                               30,000       30,874
    5.65%, 1/15/2007                                                               25,000       25,281
US Bancorp:
    Series N, 3.95%, 8/23/2007                                                     20,000       19,789
    Series N, 5.1%, 7/15/2007                                                      20,000       20,174
US Bank National Association:
    4.8%, 4/15/2015 (a)                                                           100,000       98,853
    6.3%, 2/4/2014                                                                100,000      109,240
    6.375%, 8/1/2011                                                              100,000      107,741
Verizon Global Funding Corp.:
    7.25%, 12/1/2010                                                              150,000      165,774
    7.75%, 12/1/2030                                                               50,000       60,914
    7.75%, 6/15/2032                                                              100,000      122,070
Verizon Wireless Capital LLC, 5.375%, 12/15/2006                                   50,000       50,485
Wachovia Bank NA:
    4.875%, 2/1/2015                                                               75,000       73,955
    5.0%, 8/15/2015                                                               200,000      198,778
Wachovia Corp., 4.875%, 2/15/2014                                                  50,000       49,406
Washington Mutual, Inc.:
    4.375%, 1/15/2008                                                             150,000      148,994
    5.25%, 9/15/2017                                                               20,000       19,704
    Series 11, 6.875%, 6/15/2011                                                  100,000      108,994
Wells Fargo & Co.:
    4.95%, 10/16/2013                                                              50,000       50,123
    5.0%, 11/15/2014 (a)                                                           50,000       50,111
    5.125%, 9/15/2016                                                             100,000      100,335
    6.45%, 2/1/2011                                                                75,000       80,714
    7.55%, 6/21/2010                                                              200,000      223,617
Wells Fargo Financial, Inc., 5.5%, 8/1/2012                                       100,000      103,502
                                                                                            ----------
                                                                                            14,422,737

Health Care 0.7%
Amgen, Inc., 4.85%, 11/18/2014                                                     25,000       25,017
Bristol-Myers Squibb Co., 5.75%, 10/1/2011                                        150,000      157,340
Merck & Co, Inc., 6.4%, 3/1/2028                                                  500,000      539,788
Schering-Plough Corp.:
    5.55%, 12/1/2013                                                               50,000       51,556
    6.75%, 12/1/2033                                                               25,000       28,855
UnitedHealth Group, Inc.:
    4.875%, 4/1/2013                                                               25,000       24,953
    5.0%, 8/15/2014                                                                50,000       50,246
WellPoint Health Networks, Inc., 6.375%, 1/15/2012                                100,000      107,312
Wyeth, 4.375%, 3/1/2008                                                           100,000       99,418
                                                                                            ----------
                                                                                             1,084,485

Industrials 1.0%
Burlington North Santa Fe, 5.9%, 7/1/2012                                         100,000      105,086
Caterpillar, Inc., 7.3%, 5/1/2031 (a)                                              70,000       88,320
Cendant Corp., 6.25%, 1/15/2008                                                    25,000       25,601
CRH America, Inc., 5.3%, 10/15/2013                                               100,000      100,909
CSX Corp., 7.45%, 5/1/2007                                                        115,000      119,680
FedEx Corp., 9.65%, 6/15/2012                                                      50,000       62,732
General Dynamics Corp., 5.375%, 8/15/2015 (a)                                     100,000      103,832
Honeywell International, Inc., 7.5%, 3/1/2010                                      25,000       27,818
M.D.C. Holdings, Inc., 5.375%, 7/1/2015                                            25,000       23,858
Norfolk Southern Corp.:
    5.64%, 5/17/2029                                                               96,000       96,289
    6.2%, 4/15/2009                                                                50,000       52,331
    7.8%, 5/15/2027 (a)                                                             4,000        5,067
Northrop Grumman Corp., 7.125%, 2/15/2011                                         200,000      221,028
Pulte Homes, Inc., 6.375%, 5/15/2033                                              100,000       95,385
Raytheon Co., 6.75%, 8/15/2007                                                    117,000      120,900
Republic Services, Inc., 7.125%, 5/15/2009                                         10,000       10,776
Union Pacific Corp.:
    6.65%, 1/15/2011                                                               50,000       53,900
    6.79%, 11/9/2007                                                               16,000       16,666
United Technologies Corp.:
    6.1%, 5/15/2012                                                                50,000       53,442
    7.125%, 11/15/2010 (a)                                                         50,000       55,500
Waste Management, Inc.:
    6.5%, 11/15/2008                                                               50,000       52,279
    7.0%, 7/15/2028                                                                50,000       56,294
                                                                                            ----------
                                                                                             1,547,693

Information Technology 0.4%
First Data Corp., 4.85%, 10/1/2014                                                100,000       98,922
Hewlett-Packard Co.:
    5.75%, 12/15/2006                                                              20,000       20,277
    6.5%, 7/1/2012 (a)                                                            100,000      108,363
International Business Machines Corp.:
    4.75%, 11/29/2012                                                             100,000      100,065
    6.5%, 1/15/2028 (a)                                                           125,000      141,976
Motorola, Inc., 7.625%, 11/15/2010                                                  8,000        9,054
Pitney Bowes, Inc., 3.875%, 6/15/2013                                             100,000       93,762
Scana Corp.:
    6.25%, 2/1/2012 (a)                                                            60,000       64,091
    6.875%, 5/15/2011                                                              25,000       27,262
                                                                                            ----------
                                                                                               663,772

Materials 0.6%
Alcoa, Inc.:
    6.0%, 1/15/2012                                                                25,000       26,452
    7.375%, 8/1/2010                                                              100,000      111,231
Dow Chemical Co., 6.0%, 10/1/2012                                                 100,000      105,896
E.I. du Pont de Nemours, 6.875%, 10/15/2009                                       150,000      162,185
International Paper Co.:
    5.85%, 10/30/2012                                                             100,000      102,527
    6.75%, 9/1/2011                                                                40,000       42,871
Meadwestvaco Corp., 6.85%, 4/1/2012                                                70,000       76,331
Praxair, Inc., 3.95%, 6/1/2013                                                     50,000       47,107
Weyerhaeuser Co., 6.75%, 3/15/2012                                                150,000      162,083
                                                                                            ----------
                                                                                               836,683

Telecommunication Services 1.2%
Ameritech Capital Funding, 6.55%, 1/15/2028                                       100,000      102,716
AT&T Wireless Services, Inc.:
    7.875%, 3/1/2011                                                              200,000      227,699
    8.125%, 5/1/2012                                                               35,000       41,043
BellSouth Capital Funding, 7.75%, 2/15/2010                                       100,000      111,417
BellSouth Corp.:
    5.2%, 9/15/2014 (a)                                                            50,000       50,183
    5.2%, 12/15/2016                                                               50,000       49,795
    6.0%, 10/15/2011                                                              100,000      105,690
    6.0%, 11/15/2034                                                              100,000      100,418
Cingular Wireless, 6.5%, 12/15/2011                                                75,000       81,263
Clear Channel Communications, Inc.:
    4.4%, 5/15/2011                                                                50,000       46,849
    7.65%, 9/15/2010                                                               50,000       54,273
GTE North, Inc., 5.65%, 11/15/2008                                                100,000      101,604
SBC Communications, Inc.:
    5.1%, 9/15/2014                                                                25,000       24,773
    5.875%, 8/15/2012                                                             150,000      157,019
    6.25%, 3/15/2011                                                               50,000       53,097
Sprint Capital Corp.:
    6.875%, 11/15/2028                                                            195,000      215,412
    8.375%, 3/15/2012                                                             175,000      205,947
Verizon New York, Inc., Series A, 6.875%, 4/1/2012                                 25,000       26,745
Verizon Virginia, Inc., 4.625%, 3/15/2013                                         100,000       95,723
                                                                                            ----------
                                                                                             1,851,666

Utilities 1.6%
American Electric Power Co., Inc., 5.25%, 6/1/2015                                100,000      100,158
Arizona Public Service, 6.5%, 3/1/2012                                             25,000       27,135
Atmos Energy Corp., 4.95%, 10/15/2014                                              25,000       24,399
Boston Edison Co., 4.875%, 4/15/2014                                               25,000       24,995
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017                    75,000       91,878
Columbia Energy Group, 7.62%, 11/28/2025                                           25,000       25,946
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013 (a)                    50,000       50,201
Consolidated Natural Gas Corp., 6.625%, 12/1/2008                                 200,000      210,590
Constellation Energy Group, Inc., 7.0%, 4/1/2012 (a)                               25,000       27,483
Dominion Resources, Inc., 8.125%, 6/15/2010                                        90,000      101,453
DTE Energy Co., 7.05%, 6/1/2011                                                    50,000       54,493
Exelon Corp., 6.75%, 5/1/2011                                                      50,000       53,595
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                     50,000       53,238
Florida Power & Light Co., 4.95%, 6/1/2035                                         50,000       46,347
General Electric Co., 5.0%, 2/1/2013                                              400,000      403,325
Kansas City Power & Light Co., Series B, 6.0%, 3/15/2007                           25,000       25,395
KeySpan Corp.:
    7.875%, 2/1/2010                                                               25,000       28,024
    8.0%, 11/15/2030                                                               50,000       67,165
Kinder Morgan, Inc., 6.5%, 9/1/2012                                                50,000       53,528
National Rural Utilities, 8.0%, 3/1/2032 (a)                                      100,000      132,557
Pacific Gas & Electric Co., 6.05%, 3/1/2034                                       125,000      130,049
Potomac Electic Power, 6.25%, 10/15/2007                                          100,000      102,895
PP&L Capital Funding, Inc., 8.375%, 6/15/2007                                      25,000       26,402
Progress Energy, Inc.:
    5.85%, 10/30/2008                                                              25,000       25,669
    6.85%, 4/15/2012 (a)                                                           35,000       37,904
    7.1%, 3/1/2011                                                                 90,000       97,839
PSE&G Power LLC, 7.75%, 4/15/2011                                                  70,000       78,379
PSI Energy, Inc., 5.0%, 9/15/2013                                                  50,000       49,746
Public Service Co. of Colorado, 4.875%, 3/1/2013                                   75,000       74,983
Sempra Energy:
    6.0%, 2/1/2013                                                                 25,000       26,082
    7.95%, 3/1/2010                                                                25,000       27,763
Southern California Edison Co., 6.0%, 1/15/2034                                    50,000       53,343
Virginia Electric & Power Co., Series D, 7.625%, 7/1/2007                         100,000      104,896
Wisconsin Energy Corp., 6.5%, 4/1/2011                                             50,000       53,576
                                                                                            ----------
                                                                                             2,491,431
----------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $29,131,647)                                                   29,864,628

----------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 5.9%
----------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.1%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009                             100,000      106,005

Energy 0.3%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010                                         10,000       11,244
Canadian National Resources Ltd., 5.45%, 10/1/2012                                 25,000       25,615
EnCana Corp., 4.75%, 10/15/2013                                                    50,000       49,252
Pemex Project Funding Master Trust:
    7.375%, 12/15/2014                                                            100,000      111,000
    7.875%, 2/1/2009                                                               50,000       54,125
    9.125%, 10/13/2010 (a)                                                        150,000      175,500
Petro-Canada, 5.95%, 5/15/2035                                                    100,000      100,006
                                                                                            ----------
                                                                                               526,742

Financials 2.4%
Apache Finance Canada, 7.75%, 12/15/2029                                           25,000       33,086
Asian Development Bank, 4.5%, 9/4/2012                                            250,000      250,079
Axa, 8.6%, 12/15/2030                                                              50,000       65,825
Barclays Bank PLC, 7.4%, 12/15/2009                                                60,000       66,062
British Transco Finance, Inc., 6.625%, 6/1/2018                                   100,000      112,115
China Development Bank, 5.0%, 10/15/2015                                           50,000       49,430
Corp. Andina De Fomento:
    5.2%, 5/21/2013                                                                75,000       75,239
    6.875%, 3/15/2012                                                              10,000       10,965
Deutsche Telekom International Finance BV:
    5.25%, 7/22/2013                                                              100,000      100,960
    8.5%, 6/15/2010                                                               150,000      170,059
Dow Capital BV, 9.2%, 6/1/2010                                                     50,000       58,961
European Investment Bank:
    4.0%, 3/3/2010                                                                250,000      246,376
    4.625%, 3/1/2007                                                              400,000      401,680
    4.625%, 5/15/2014                                                              50,000       50,625
HSBC Holding PLC, 7.5%, 7/15/2009                                                 150,000      164,170
Inter-American Development Bank, 6.625%, 3/7/2007 (a)                             300,000      309,253
Koninklijke (Royal) KPN NV:
    8.0%, 10/1/2010                                                                25,000       28,353
    8.375%, 10/1/2030                                                              50,000       64,500
Korea Development Bank:
    4.625%, 9/16/2010                                                             100,000       98,656
    5.25%, 11/16/2006                                                              50,000       50,333
Kreditanstalt fuer Wiederaufbau:
    3.5%, 3/14/2008 (a)                                                           200,000      195,764
    4.125%, 10/15/2014 (a)                                                        100,000       97,022
    4.25%, 6/15/2010 (a)                                                          210,000      207,614
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010                                 250,000      243,626
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010                            50,000       57,514
National Westminster Bank PLC, 7.375%, 10/1/2009                                   50,000       54,927
Royal Bank of Scotland Group PLC, 7.648%, 8/31/2049                                50,000       60,783
Santander Central Hispano Issuances, 7.625%, 9/14/2010                             50,000       56,371
Svensk Exportkredit AB:
    2.875%, 1/26/2007                                                              25,000       24,498
    Series C, 4.0%, 6/15/2010 (a)                                                 100,000       98,049
The International Bank for Reconstruction & Development, 8.625%,                  100,000      131,842
    10/15/2016
                                                                                            ----------
                                                                                             3,634,737

Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013                                     50,000       48,370
Tyco International Group SA:
    6.0%, 11/15/2013                                                               20,000       21,128
    6.375%, 10/15/2011                                                             40,000       42,636
    7.0%, 6/15/2028                                                                50,000       57,791
                                                                                            ----------
                                                                                               169,925

Materials 0.3%
Alcan, Inc.:
    4.5%, 5/15/2013                                                               100,000       96,487
    4.875%, 9/15/2012 (a)                                                          10,000        9,876
    5.2%, 1/15/2014                                                                25,000       25,115
Potash Corp. of Saskatchewan, Inc., 7.125%, 6/15/2007                             300,000      311,366
                                                                                            ----------
                                                                                               442,844

Sovereign Bonds 2.0%
Canadian Government, 5.25%, 11/5/2008                                             100,000      102,933
Government of Malaysia, 8.75%, 6/1/2009                                            10,000       11,332
Kingdom of Sweden, 12.0%, 2/1/2010                                                220,000      283,884
Province of British Columbia, 5.375%, 10/29/2008                                   50,000       51,269
Province of Manitoba, 5.5%, 10/1/2008                                             200,000      205,568
Province of Nova Scotia, 5.75%, 2/27/2012                                          50,000       52,676
Province of Ontario:
    4.375%, 2/15/2013                                                             100,000       99,108
    4.5%, 2/3/2015 (a)                                                            150,000      147,769
Province of Quebec:
    5.75%, 2/15/2009                                                               50,000       51,873
    7.0%, 1/30/2007                                                               200,000      206,448
Republic of Chile, 6.875%, 4/28/2009                                               10,000       10,700
Republic of Italy:
    3.625%, 9/14/2007                                                              20,000       19,716
    4.5%, 1/21/2015                                                               400,000      393,179
    6.0%, 2/22/2011                                                               225,000      240,137
    6.875%, 9/27/2023                                                             200,000      240,687
Republic of Korea, 8.875%, 4/15/2008                                               50,000       55,341
United Mexican States:
    4.625%, 10/8/2008                                                              25,000       24,875
    6.375%, 1/16/2013                                                             350,000      372,400
    8.375%, 1/14/2011                                                              50,000       57,500
    8.625%, 3/12/2008 (a)                                                          40,000       43,500
    9.875%, 1/15/2007                                                             100,000      106,450
    Series A, 9.875%, 2/1/2010 (a)                                                190,000      226,005
                                                                                            ----------
                                                                                             3,003,350

Telecommunication Services 0.6%
British Telecommunications PLC:
    8.375%, 12/15/2010                                                             50,000       57,893
    8.875%, 12/15/2030                                                             70,000       94,950
France Telecom SA:
    8.0%, 3/1/2011                                                                 75,000       85,160
    8.75%, 3/1/2031                                                                75,000      100,512
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008 (a)                            10,000       10,331
Telecom Italia Capital:
    5.25%, 11/15/2013                                                             100,000       99,291
    5.25%, 10/1/2015                                                               50,000       49,131
    6.375%, 11/15/2033                                                             75,000       77,146
Telefonica Europe BV, 7.75%, 9/15/2010                                            125,000      140,914
Vodafone Group PLC:
    5.0%, 12/16/2013                                                              100,000      100,206
    7.75%, 2/15/2010                                                               50,000       55,771
                                                                                            ----------
                                                                                               871,305

Utilities 0.1%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022                                          100,000      136,336
Ontario Electricity Financial Corp., 6.1%, 1/30/2008                               35,000       36,180
United Utilities PLC, 5.375%, 2/1/2019                                             30,000       29,430
                                                                                            ----------
                                                                                               201,946
----------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $8,650,583)                                      8,956,854

----------------------------------------------------------------------------------------------------------
    Asset Backed 1.4%
----------------------------------------------------------------------------------------------------------

Automobile Receivables 0.2%
Americredit Automobile Receivables Trust, "A3", Series 2005-1,                    100,000       99,481
    4.26%, 5/6/2009
Honda Auto Receivables Owner Trust, "A4", Series 2004-2, 3.81%,                   100,000       98,484
    10/15/2009
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%,                  100,000       99,061
    3/15/2011
                                                                                            ----------
                                                                                               297,026

Credit Card Receivables 0.6%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%,              100,000      100,547
    6/15/2015
Citibank Credit Card Issuance Trust, "A10", Series 2003-A10, 4.75%,               100,000       99,736
    12/10/2015
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%,                  100,000      104,019
    3/10/2011
Discover Card Master Trust I, "A", Series 2002-2, 5.15%, 10/15/2009               200,000      201,911
MBNA Credit Card Master Note Trust:
    "A1", Series 2005-A1, 4.2%, 9/15/2010                                         100,000       99,253
    "A", Series 1999-J, 7.0%, 2/15/2012                                           200,000      217,317
MBNA Master Credit Card Trust, "A", Series 1999-B, 5.9%, 8/15/2011                 50,000       52,147
                                                                                            ----------
                                                                                               874,930

Home Equity Loans 0.3%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%,                        100,000      100,736
    5/25/2031
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1,                    100,000       96,349
    2.645%, 4/25/2034
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%,                    100,000       98,834
    9/25/2034
Residential Asset Securities Corp., "AI3", Series 2004-KS6, 4.16%,                100,000       98,797
    7/25/2030
                                                                                            ----------
                                                                                               394,716

Industrials 0.0%
Delta Air Lines, Inc., "G-2", Series 02-1, 6.417%, 7/2/2012                        50,000       50,475

Miscellaneous 0.3%
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%,                        85,579       87,112
    3/1/2010
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1,                 100,000      101,000
    4.95%, 2/15/2015
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009                 50,000       51,678
West Penn Funding LLC, "A4", Series 1999-A, 6.98%, 12/26/2008                     250,000      261,269
                                                                                            ----------
                                                                                               501,059
----------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $2,090,829)                                            2,118,206

----------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 11.2%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Bank:
    2.75%, 3/14/2008                                                              625,000      602,487
    3.875%, 6/14/2013                                                           1,000,000      952,219
    4.5%, 11/15/2012                                                            1,000,000      992,973
Federal Home Loan Mortgage Corp.:
    2.75%, 10/15/2006 (a)                                                       2,000,000    1,967,606
    2.875%, 12/15/2006                                                          1,000,000      982,259
    3.5%, 9/15/2007 (a)                                                         1,700,000    1,673,777
    4.125%, 7/12/2010 (a)                                                       1,000,000      983,632
    4.25%, 7/15/2009 (a)                                                        2,000,000    1,982,848
    4.5%, 1/15/2013 (a)                                                           500,000      496,383
    6.75%, 9/15/2029                                                                3,000        3,737
    7.0%, 3/15/2010 (a)                                                           450,000      494,622
Federal National Mortgage Association:
    4.25%, 5/15/2009                                                              750,000      743,960
    4.375%, 10/15/2006                                                          1,600,000    1,600,030
    5.25%, 4/15/2007                                                            1,000,000    1,012,590
    5.25%, 1/15/2009 (a)                                                          500,000      511,546
    6.25%, 5/15/2029                                                              450,000      529,248
    6.96%, 4/2/2007                                                               500,000      518,497
    7.125%, 1/15/2030 (a)                                                          50,000       64,949
    7.25%, 5/15/2030 (a)                                                          650,000      857,537
----------------------------------------------------------------------------------------------------------
Total US Government Sponsored Agencies (Cost $17,017,159)                      16,970,900

----------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 31.4%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp.:
    4.0%, 1/1/2020                                                                920,791      884,435
    4.5%, 3/1/2018 (b)                                                          2,000,000    1,958,124
    5.0%, with various maturities from 12/1/2017 until 1/1/2034                 6,348,644    6,238,666
    5.5%, with various maturities from 11/1/2013 until 3/1/2035                 4,990,043    4,992,406
    6.0%, 10/1/2034                                                               802,779      816,883
    6.5%, with various maturities from 12/1/2014 until 9/1/2034                 1,431,925    1,472,852
    7.0%, with various maturities from 12/1/2024 until 12/1/2026                  127,053      133,350
    7.5%, with various maturities from 5/1/2024 until 7/1/2027                     33,356       35,454
Federal National Mortgage Association:
    4.5%, with various maturities from 2/1/2020 until 7/1/2035                  4,832,413    4,707,778
    5.0%, with various maturities from 3/1/2018 until 5/1/2035 (b)              8,395,585    8,307,394
    5.5%, with various maturities from 5/1/2018 until 2/1/2035 (b)              9,164,739    9,179,004
    6.0%, with various maturities from 10/1/2009 until 10/1/2032                4,474,234    4,557,166
    6.5%, with various maturities from 1/1/2018 until 10/1/2034                 2,094,338    2,161,055
    7.0%, with various maturities from 6/1/2012 until 12/1/2033                 1,744,665    1,825,460
    7.5%, with various maturities from 1/1/2024 until 4/1/2028                     55,225       58,576
    8.0%, with various maturities from 12/1/2021 until 11/1/2031                  105,434      112,799
    8.5%, with various maturities from 12/1/2025 until 8/1/2031                    44,071       47,922
----------------------------------------------------------------------------------------------------------
Total US Government Agency Sponsored Pass-Throughs (Cost $47,937,125)                       47,489,324

----------------------------------------------------------------------------------------------------------
    Commercial and Non-Agency Mortgage-Backed Securities 3.6%
----------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.:
    "A4", Series 2004-1, 4.76%, 11/10/2039                                        200,000      196,413
    "A3", Series 2003-2, 4.873%, 3/11/2041                                        300,000      298,410
Bear Stearns Commercial Mortgage Securities, Inc.:
    "A2", Series 1999-WF2, 7.08%, 7/15/2031                                       400,000      428,136
    "A1", Series 2000-WF2, 7.11%, 10/15/2032                                      212,241      220,540
    "A2", Series 2000-WF8, 7.78%, 2/15/2032                                       150,000      165,530
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%,                 100,000      104,127
    10/15/2030
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.463%,                100,000      102,830
    4/15/2040
Commercial Mortgage Pass-Through Certificate, "A2", Series                        200,000      194,388
    2004-LB4A, 4.049%, 10/15/2037
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%,              100,000       99,181
    7/25/2035
CS First Boston Mortgage Securities Corp.:
    "A2", Series 2003-CPN1, 4.597%, 3/15/2035                                     215,000      211,476
    "A3", Series 2001-CF2, 6.238%, 2/15/2034                                      250,000      256,900
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%,                      90,640       94,070
    6/10/2031
First Union National Bank Commercial Mortgage:
    "A2", Series 2001-C4, 6.223%, 12/12/2033                                      150,000      159,640
    "A1", Series 1999-C4, 7.184%, 12/15/2031                                       33,749       34,548
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2,                 94,461       98,003
    6.56%, 11/18/2035
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%,               337,000      340,905
    7/10/2037
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3,                  200,000      200,066
    5.023%, 4/10/2040
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1,                200,000      204,317
                                                                                    5.317%   6/10/2036
GS Mortgage Securities Corp. II:
    "A4A", Series 2005-GG4, 4.751%, 7/10/2039                                     100,000       98,101
    "A6", Series 2004-GG2, 5.396%, 8/1/2038                                       100,000      102,726
JPMorgan Chase Commercial Mortgage Securities:
    "A2", Series 2004-C1, 4.302%, 1/15/2038                                       300,000      290,697
    "A2", Series 2002-CIB5, 5.161%, 10/12/2037                                    200,000      203,400
LB Commercial Conduit Mortgage Trust:
    "A2", Series 1999-C1, 6.78%, 6/15/2031                                        150,000      159,044
    "A1", Series 1999-C2, 7.105%, 10/15/2032                                       66,925       68,242
LB-UBS Commercial Mortgage Trust:
    "A2", Series 2002-C1, 5.969%, 3/15/2026                                       100,000      102,340
    "A4", Series 2002-C1, 6.462%, 3/15/2031                                       200,000      217,091
    "A2", Series 2001-C2, 6.653%, 11/15/2027                                      100,000      108,077
Morgan Stanley Capital I, "A4", Series 2005-HQ5, 5.168%, 1/14/2042                250,000      252,658
Morgan Stanley Dean Witter Capital I:
    "A2", Series 2002-TOP7, 5.98%, 1/15/2039                                      185,000      195,707
    "A2", Series 1999-LIFE, 7.11%, 4/15/2033                                      100,000      107,501
Nomura Asset Securities Corp., "A1B", Series 1998-D6, 6.59%,                      100,000      104,425
    3/15/2030
Wachovia Bank Commercial Mortgage Trust, "A3", Series 2003-C9,                    100,000       98,374
    4.608%, 12/15/2035
----------------------------------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,413,094)    5,517,863

----------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 0.1%
----------------------------------------------------------------------------------------------------------

Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033                75,000       74,161
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027                25,000       27,169
----------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $94,394)                                                 101,330

----------------------------------------------------------------------------------------------------------
    Government National Mortgage Association 3.8%
----------------------------------------------------------------------------------------------------------

Government National Mortgage Association:
    5.0%, 7/1/2033 (b)                                                          1,000,000      989,375
    5.5%, with various maturities from 9/15/2033 until 3/15/2035                2,753,557    2,779,069
    6.0%, with various maturities from 2/15/2029 until 1/1/2032 (b)             1,288,942    1,320,353
    6.5%, with various maturities from 11/15/2023 until 8/20/2032                 249,434      259,152
    7.5%, with various maturities from 8/15/2029 until 6/15/2032                  151,599      160,990
    8.0%, with various maturities from 7/15/2022 until 3/15/2032                  221,115      236,800
    8.5%, 11/15/2029                                                               24,193       26,288
    9.0%, 1/15/2023                                                                29,738       32,694
----------------------------------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $5,814,711)                             5,804,721

----------------------------------------------------------------------------------------------------------
    US Treasury Obligations 21.4%
----------------------------------------------------------------------------------------------------------

US Treasury Bond:
    5.375%, 2/15/2031 (a)                                                       2,585,000    2,896,007
    6.0%, 2/15/2026 (a)                                                           300,000      353,813
    6.25%, 8/15/2023 (a)                                                          700,000      837,019
    6.875%, 8/15/2025 (a)                                                         795,000    1,024,867
    7.25%, 8/15/2022 (a)                                                          565,000      738,208
    7.625%, 11/15/2022 (a)                                                         90,000      121,845
    7.875%, 2/15/2021 (a)                                                         300,000      408,070
    8.0%, 11/15/2021 (a)                                                        1,000,000    1,384,297
    8.75%, 5/15/2020                                                              300,000      432,984
    8.75%, 8/15/2020 (a)                                                          450,000      651,287
    11.25%, 2/15/2015 (a)                                                       1,150,000    1,753,436
US Treasury Note:
    2.25%, 2/15/2007 (a)                                                        3,000,000    2,923,944
    3.0%, 11/15/2007 (a)                                                        1,500,000    1,464,843
    3.0%, 2/15/2008 (a)                                                         2,500,000    2,433,887
    3.125%, 1/31/2007 (a)                                                       1,200,000    1,183,969
    3.125%, 9/15/2008 (a)                                                       2,525,000    2,451,222
    3.375%, 11/15/2008 (a)                                                      1,000,000      976,133
    3.5%, 8/15/2009 (a)                                                         1,500,000    1,462,090
    3.5%, 11/15/2009 (a)                                                        1,750,000    1,702,832
    3.5%, 12/15/2009 (a)                                                        1,250,000    1,215,917
    3.625%, 7/15/2009 (a)                                                         500,000      489,942
    3.875%, 5/15/2010 (a)                                                         375,000      369,566
    4.0%, 3/15/2010 (a)                                                         1,700,000    1,684,860
    4.125%, 5/15/2015 (a)                                                         540,000      530,697
    4.25%, 8/15/2013 (a)                                                          650,000      647,765
    4.25%, 11/15/2014 (a)                                                       1,000,000      992,852
    4.75%, 5/15/2014 (a)                                                          975,000    1,004,478
    5.0%, 2/15/2011 (a)                                                           320,000      331,788
----------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $31,964,881)                                            32,468,618

                                                                                Shares       Value ($)
                                                                          ---------------------------------

----------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 26.3%
----------------------------------------------------------------------------------------------------------

Scudder Daily Assets Fund Institutional, 3.84%  (c) (d)                        39,871,305   39,871,305
  (Cost $39,871,305)

    Cash Equivalents 13.6%
Scudder Cash Management QP Trust, 3.74%  (e)                                   20,547,516    0,547,516
  (Cost $20,547,516)
                                                                                       % of
                                                                                 Net Assets      Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 208,533,244)                                       138.4     209,711,265
Other Assets and Liabilities, Net                                                     (38.4)    (58,232,710)
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                            100.0     151,478,555

     For  information  on  the  Fund's  policies   regarding  the  valuation  of
     investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $38,960,085 which is 25.7% of net assets.

(b)  Mortgage dollar rolls included.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d)  Represents collateral held in connection with securities lending.

(e) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association, Federal Home Loan Mortgage Corp., and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         U.S. Bond Index Portfolio, a series of
                                    Scudder Investment Portfolios


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         U.S. Bond Index Portfolio, a series of
                                    Scudder Investment Portfolios


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005